Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	100,000	100,000	0
Preferred stock, shares outstanding	100,000	100,000	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	502,233,691	514,333,691	7,105,357
Common stock, shares outstanding	502,233,691	514,333,691	7,105,357